Related Party Transactions and Arrangements (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions and Arrangements [Abstract]
Schedule of selling commissions and Dealer Manager fees payable to Affiliate
Three Months Ended			Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Total commissions paid to affiliated Dealer Manager	$-	$919	$-	$919

Schedule of offering costs reimbursements and fees to related party
Three Months Ended			Nine Months Ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Offering expense reimbursements	$59	$-	$109	$-

Schedule of amount contractually due and forgiven in connection with operation related services
	Three Months Ended September 30, 2012		Three Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$441	$-	$-	$-
Financing fees and related cost reimbursements	369	-	-	-
Other expense reimbursements	45	-	-	-
On-going fees:
Base management fees	-	278	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$855	$278	$-	$50

	Nine Months Ended September 30, 2012		Nine Months Ended September 30, 2011
	Incurred	Forgiven	Incurred	Forgiven
One-time fees:
Acquisition fees and related cost reimbursements	$1,703	$-	$-	$-
Financing fees and related cost reimbursements	583	-	-	-
Other expense reimbursements	71	-	-	-
On-going fees:
Base management fees	-	664	-	50
Incentive fees	-	-	-	-
Total operational fees and reimbursements	$2,357	$664	$-	$50

Schedule of general and administrative expenses absorbed by Affiliate
	Three months ended September 30, 2012	Nine months ended September 30, 2012
General and administrative expenses absorbed	$-	$164